DELAWARE GROUP® FOUNDATION FUNDS

Delaware Foundation® Growth Allocation Fund
Delaware Foundation Moderate Allocation Fund
Delaware Foundation Conservative Allocation Fund
 (each a "Fund" and collectively, the "Funds")

Supplement to the Funds' Summary and Statutory Prospectuses dated July 29, 2016

On May 19, 2016, the Board of Trustees of Delaware Group Foundation Funds® (the "Board") voted to (i) add five equity strategies for potential use within the three Foundation Funds; and (ii) increase the investment authority for futures and options from 25% of a Fund's assets to 75% to accommodate additional hedging requirements. These changes will be effective sixty (60) days after the date of this Supplement (the "Effective Date").

Until the Effective Date, the following replaces the information in the Delaware Foundation Growth Allocation Fund's summary prospectus section entitled, "What are the Fund's principal investment strategies?" and in the statutory prospectus section entitled, "Fund summaries – Delaware Foundation Growth Allocation Fund – What are the Fund's principal investment strategies?"

What are the Fund's principal investment strategies?

The Fund seeks to achieve its objective by investing in a combination of underlying securities representing a variety of asset classes and investment styles. The Manager will use an active allocation approach when selecting the Fund's investments. In striving to meet its objective, the Fund will typically target about 80% of its net assets in equity securities and about 20% of its net assets in fixed income securities. The Fund's allocations may vary within the ranges shown in the table below. The Fund may invest 15% to 70% of net assets in foreign securities and up to 20% of net assets in emerging market securities. Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.

Equity asset class: 80% policy weight (55-90% range)

•	U.S. equity asset class: 40% policy weight (15-50% range)
o U.S. large-cap core
o U.S. large-cap growth
o U.S. large-cap value
o U.S. small-cap core

•	International equity asset class: 30% policy weight (15-50% range)
o International value
o International growth

•	Global real estate equity asset class: 0% policy weight (0-20% range)
o U.S. real estate
o Global ex-U.S. real estate

•	Emerging markets asset class: 10% policy weight (0-20% range)

•	Fixed income asset class: 20% policy weight (10-45% range)

•	Diversified fixed income asset class: 20% policy weight (10-45% range)
o Diversified fixed income: 18% policy weight (10-40% range)
o Money market/cash equivalents: 2% policy weight (0-10% range)

Until the Effective Date, the following replaces the information in the Delaware Foundation® Moderate Allocation Fund's summary prospectus section entitled, "What are the Fund's principal investment strategies?" and in the statutory prospectus section entitled, "Fund summaries – Delaware Foundation® Moderate Allocation Fund – What are the Fund's principal investment strategies?"

What are the Fund's principal investment strategies?

The Fund seeks to achieve its objectives by investing in a combination of underlying securities representing a variety of asset classes and investment styles. The Manager uses an active allocation approach when selecting investments for the Fund. In striving to meet its objectives, the Fund will typically target about 60% of its net assets in equity securities and about 40% of its net assets in fixed income securities. Allocations for the Fund may vary within the ranges shown in the table below. The Fund may invest 10% to 60% of net assets in foreign securities, and up to 15% of net assets in emerging market securities. Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.

Equity asset class: 60% policy weight (40-70% range)

•	U.S. equity asset class: 30% policy weight (10-40% range)
o U.S. large-cap core
o U.S. large-cap growth
o U.S. large-cap value
o U.S. small-cap core

•	International equity asset class: 22.5% policy weight (10-40% range)
o International value
o International growth

•	Global real estate equity asset class: 0% policy weight (0-15% range)
o U.S. real estate
o Global ex-U.S. real estate

•	Emerging markets asset class: 7.5% policy weight (0-15% range)

•	Fixed income asset class: 40% policy weight (30-60% range)

•	Diversified fixed income asset class: 40% policy weight (30-60% range)
o Diversified fixed income: 38% policy weight (20-50% range)
o Money market/cash equivalents: 2% policy weight (0-15% range)

Until the Effective Date, the following replaces the information in the Delaware Foundation Conservative Allocation Fund's summary prospectus section entitled, "What are the Fund's principal investment strategies?" and in the statutory prospectus section entitled, "Fund summaries – Delaware Foundation Conservative Allocation Fund – What are the Fund's principal investment strategies?"

What are the Fund's principal investment strategies?

The Fund seeks to achieve its objective by investing in a combination of underlying securities representing a variety of asset classes and investment styles. The Manager uses an active allocation approach when selecting investments for the Fund. In striving to meet its objective, the

Fund will typically target about 40% of its net assets in equity securities and about 60% of its net assets in fixed income securities. Allocations for the Fund can vary within the ranges shown in the table below. The Fund may invest 5% to 50% of net assets in foreign securities, and up to 10% of net assets in emerging market securities. Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.

Equity asset class: 40% policy weight (20-50% range)

•	U.S. equity asset class: 20% policy weight (5-30% range)
o U.S. large-cap core
o U.S. large-cap growth
o U.S. large-cap value
o U.S. small-cap core

•	International equity asset class: 15% weight (5-30% range)
o International value
o International growth

•	Global real estate equity asset class: 0% policy weight (0-15% range)
o U.S. real estate
o Global ex-U.S. real estate

•	Emerging markets asset class: 5% policy weight (0-10% range)

•	Fixed income asset class: 60% policy weight (50-80% range)

•	Diversified fixed income asset class: 60% policy weight (50-80% range)
o Diversified fixed income: 58% policy weight (30-70% range)
o Money market/cash equivalents: 2% policy weight (0-20% range)

Until the Effective Date, the following is removed from the section in the statutory prospectus entitled, "How we manage the Funds – Our investment strategies":

U.S. small-cap value

In managing the small-cap value investment sleeve (style) for the Funds, the Manager researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that it believes are the best investments for the sleeve (style). The Manager strives to identify small companies that it believes offer above-average opportunities for long-term price appreciation because their current stock prices do not appear to accurately reflect the companies' underlying value or future earnings potential. The Manager's focus will be on value stocks, defined as stocks whose prices are historically low based on a given financial measure such as profit, book value, or cash flow. Companies may be undervalued for many reasons. They may be unknown to stock analysts, they may have experienced poor earnings, or their industry may be in the midst of a period of weak growth. The Manager will carefully evaluate the financial strength of a company, the nature of its management, any developments affecting the company or its industry, anticipated new products or services, possible management changes, projected takeovers, or technological breakthroughs. Using this extensive analysis, the Manager's goal is to pinpoint the companies within the universe of undervalued stocks, whose true value is likely to be recognized and rewarded with a rising stock price in the future. Because there is added risk when investing in smaller companies, which may still be in their early developmental stages, the portfolio managers maintain a well-diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries.

U.S. small-cap growth

In managing the small-cap growth investment sleeve (style) for the Funds, the Manager seeks to invest primarily in common stocks and generally focuses on small-sized companies that address large market opportunities. The Manager researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that it believes are the best investments for the sleeve (style). The Manager believes, over the long run, earnings growth determines stock price movements and companies with the strongest gains in profitability should enjoy share performance that exceeds the broad market averages, provided that the earnings are of high quality and likely to continue. To locate these high growth investment opportunities, the Manager utilizes a top-down thematic overlay combined with bottom-up, fundamental research. From a top-down perspective, the Manager seeks to identify, at an early stage, major demand trends that are believed to be creating powerful investment opportunities. Once the trends have been identified, the Manager creates investment themes as a means for organizing research efforts. The Manager studies the industries that fit within their themes to assess the competitive landscape and begins to analyze specific companies. From a bottom-up perspective, the Manager conducts extensive fundamental analysis of the businesses that appear to have a competitively advantaged position within these fast growing industries. At this stage, it is critical for the Manager to understand the nature of competition and develop a model for the type of company that will succeed in the given industry. The Manager seeks companies that have current earnings growth rates that are significantly higher than the overall market.

Emerging markets small-cap

In managing the emerging markets small-cap investment sleeve (style) for the Funds, the Manager invests in small capitalization companies located in or with economic ties to emerging markets with earnings growth due to positive fundamental change, with evidence of a sustainable catalyst and timeliness in terms of positive relative price strength that we believe will offer superior returns over time. The team operates under the following beliefs: fundamental research is the foundation of any investment decision, market participants tend to underestimate the magnitude and/or duration of earnings growth driven by change, and companies undergoing positive sustainable fundamental change will likely exhibit rising relative price strength.

The Manager utilizes screens and fundamental qualitative analysis in its research and security selection process in order to ensure a good alignment/validation of investment research and investment performance. Investment screens are used to help identify stocks with the desired liquidity and growth characteristics that may be undergoing positive fundamental change. The fundamental research focuses on identifying the positive change, the sustainability of the change and the risks related to the investment thesis. The Manager evaluates and compares the market's growth assumptions to the Manager's growth assumptions.

The Manager incorporates top-down analysis to govern the magnitude of over and underweights with respect to geographic and sector positioning. The analysis consists of evaluating many factors such as economic momentum, liquidity, market performance, valuations and political risks. The Manager also uses various multi-factor risk management systems to measure, monitor and manage the sleeve's (style) security-specific and systematic risk exposure.

Emerging markets opportunities

In managing the Emerging Markets Opportunities sleeve (style) for the Funds, the Manager invests in companies located in or with economic ties to emerging markets with earnings growth due to positive fundamental change, with evidence of a sustainable catalyst and timeliness in terms of positive relative price strength that we believe will offer superior returns over time. The team operates under the following beliefs: fundamental research is the foundation of any investment decision, market participants tend to underestimate the magnitude and/or duration of earnings growth driven by change, and companies undergoing positive sustainable fundamental change will likely exhibit rising relative price strength.

The Manager utilizes screens and fundamental qualitative analysis in its research and security selection process in order to ensure a good alignment/validation of investment research and investment performance. Investment screens are used to help identify stocks with the desired liquidity and growth characteristics that may be undergoing positive fundamental change. The fundamental research focuses on identifying the positive change, the sustainability of the change and the risks related to the investment thesis. The Manager evaluates and compares the market's growth assumptions to the Manager's growth assumptions.

The Manager incorporates top-down analysis to govern the magnitude of over and underweights with respect to geographic and sector positioning. The analysis consists of evaluating many factors such as economic momentum, liquidity, market performance, valuations and political risks. The Manager also uses various multi-factor risk management systems to measure, monitor and manage the sleeve's (style) security-specific and systematic risk exposure.

International small-cap growth

In managing the international small-cap growth investment sleeve (style) for the Funds, the Manager invests in small capitalization non-U.S. companies with earnings growth due to positive fundamental change, with evidence of a sustainable catalyst and timeliness in terms of positive relative price strength that we believe will offer superior returns over time. The team operates under the following beliefs: fundamental research is the foundation of any investment decision, market participants tend to underestimate the magnitude and/or duration of earnings growth driven by change, and companies undergoing positive sustainable fundamental change will likely exhibit rising relative price strength.

The Manager utilizes screens and fundamental qualitative analysis in its research and security selection process in order to ensure a good alignment/validation of investment research and investment performance. Investment screens are used to help identify stocks with the desired liquidity and growth characteristics that may be undergoing positive fundamental change. The fundamental research focuses on identifying the positive change, the sustainability of the change and the risks related to the investment thesis. The Manager evaluates and compares the market's growth assumptions to the Manager's growth assumptions.

The Manager incorporates top-down analysis to govern the magnitude of over and underweights with respect to geographic and sector positioning. The analysis consists of evaluating many factors such as economic momentum, liquidity, market performance, valuations and political risks. The Manager also uses various multi-factor risk management systems to measure, monitor and manage the sleeve's (style) security-specific and systematic risk exposure. The sleeve invests in non-U.S. companies across the small-cap universe including emerging markets.

Until the Effective Date, the following replaces the information in the section in the statutory prospectus entitled, "How we manage the Funds – The securities in which the Funds typically invest – Futures and options":

Futures and options

Futures contracts are agreements for the purchase or sale of a security or a group of securities at a specified price, on a specified date. Unlike purchasing an option, a futures contract must be executed unless it is sold before the settlement date.

Options represent a right to buy or sell a swap agreement or a security or a group of securities at an agreed-upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction. The seller of an option, however, must go through with the transaction if the purchaser exercises the option.

Certain options and futures may be considered derivatives securities.

How the Fund uses them: Each Fund may invest in futures, options, and closing transactions related thereto. These activities will be entered into for hedging purposes and to facilitate the ability to quickly deploy into the market a Fund's cash, short-term debt securities, and other money market instruments at times when the Fund's assets are not fully invested. Each Fund may only enter into these transactions for hedging purposes if it is consistent with its respective investment objective(s) and policies. A Fund may not engage in such transactions to the extent that obligations resulting from these activities, in the aggregate, exceed 25% of its assets. In addition, a Fund may enter into futures contracts, purchase or sell options on futures contracts, trade in options on foreign currencies, and enter into closing transactions with respect to such activities to hedge or "cross hedge" the currency risks associated with their investments.

Use of these strategies can increase the operating costs of a Fund and can lead to loss of principal.

The Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA) and, therefore, are not subject to registration or regulation as a commodity pool operator under the CEA.

Delaware Management Company (Manager) is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Neither the Manager nor its affiliates referred to in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by U.S. laws and regulations.

Please keep this Supplement for future reference.

This Supplement is dated July 29, 2016.